Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	CAD 176	CAD 153
Restricted cash and cash equivalents	496	523
Accounts receivable	875	878
Material and supplies	363	355
Other current assets	197	244
Total current assets	2,107	2,153
Properties	33,755	32,624
Pension asset	907	1,305
Intangible and other assets	288	320
Total assets	37,057	36,402
Current liabilities
Accounts payable and other	1,519	1,556
Current portion of long-term debt	1,489	1,442
Total current liabilities	3,008	2,998
Deferred income taxes	8,473	8,105
Other liabilities and deferred credits	593	644
Pension and other postretirement benefits	694	720
Long-term debt	9,448	8,985
Shareholders' equity
Common shares	3,730	3,705
Common shares in Share Trusts	(137)	(100)
Additional paid-in capital	364	475
Accumulated other comprehensive loss	(2,358)	(1,767)
Retained earnings	13,242	12,637
Total shareholders' equity	14,841	14,950
Total liabilities and shareholders' equity	CAD 37,057	CAD 36,402